UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2010
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Check here if Amendment [ ]; Amendment Number:
                                                  ----------------------
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Astenbeck Capital Management LLC
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          500 Nyala Farm Road
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          Westport,  Connecticut 06880
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Form 13F File Number:
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     MICHAEL D. YOUNG
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Title:    Executive Vice President and General Counsel
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Phone:    203-221-6175
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Signature, Place, and Date of Signing:

/s/ Michael D. Young      Westport, Connecticut      February 14, 2011
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      [Signature]             [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
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Form 13F Information Table Entry Total:       24
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Form 13F Information Table Value Total:     282,681
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                                          (x thousand)

List of Other Included Managers:


1.     Astenbeck Holdings LLC


2.     AJH Capital LLC
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
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        COLUMN 1           COLUMN 2           COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
                           TITLE OF                      VALUE    SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
     NAME OF ISSUER         CLASS              CUSIP    (x $1000) PRN AMT   PRN CALL  DISCRETION  MANAGER  SOLE     SHARED     NONE
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
ANADARKO PETE CORP           Com             032511107     5,013     65,834  SH       Defined       1, 2      65,834
APACHE CORP                  Com             037411105     6,538     54,842  SH       Defined       1, 2      54,842
BRIGHAM EXPLORATION CO       Com             109178103       771     28,306  SH       Defined       1, 2      28,306
CANADIAN NAT RES LTD         Com             136385101     5,578    125,593  SH       Defined       1, 2     125,593
CHESAPEAKE ENERGY CORP       Com             165167107     4,815    185,873  SH       Defined       1, 2     185,873
CHEVRON CORP                 Com             166764100    14,228    155,931  SH       Defined       1, 2     155,931
CIMAREX ENERGY CO            Com             171798101     1,787     20,190  SH       Defined       1, 2      20,190
CONOCOPHILLIPS               Com             20825C104     9,854    144,710  SH       Defined       1, 2     144,710
CONTINENTAL RESOURCES INC    Com             212015101     2,313     39,307  SH       Defined       1, 2      39,307
CORE LABORATORIES N V        Com             N22717107     6,766     75,980  SH       Defined       1, 2      75,980
DEVON ENERGY CORP            Com             25179M103    10,442    133,003  SH       Defined       1, 2     133,003
EXXON MOBIL CORP             Com             30231G102     6,620     90,549  SH       Defined       1, 2      90,549
HALLIBURTON CO               Com             406216101    13,503    330,733  SH       Defined       1, 2     330,733
MARATHON OIL CORP            Com             565849106     1,014     27,390  SH       Defined       1, 2      27,390
MURPHY OIL CORP              Com             626717102    12,386    166,148  SH       Defined       1, 2     166,148
NATIONAL OILWELL VARCO INC   Com             637071101    12,010    178,591  SH       Defined       1, 2     178,591
PETROLEO BRASILEIRO SA       SPONSORED       71654V408     4,332    114,499  SH       Defined       1, 2     114,499
                             ADR
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    11,877    177,860  SH       Defined       1, 2     177,860
SCHLUMBERGER LTD             Com             806857108    13,429    160,836  SH       Defined       1, 2     160,836
SELECT SECTORSPDR TR         SBI INT-ENERGY  81369Y506   107,096  1,569,174  SH       Defined       1, 2   1,569,174
SPDR SERIES TRUST            S&P OILGAS EXP  78464A730    22,000    417,073  SH       Defined       1, 2     417,073
SUNCOR ENERGY INC            Com             867224107     3,840    100,304  SH       Defined       1, 2     100,304
TETRA TECHNOLOGIES INC       Com             88162F105       426     35,967  SH       Defined       1, 2      35,967
WHITING PETE CORP            Com             966387102     6,043     51,571  SH       Defined       1, 2      51,571
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